SHORT-TERM AND LONG-TERM DEBT (US Floating Rate) (Details) shares in Millions, $ in Millions	1 Months Ended	6 Months Ended
	Mar. 31, 2026	Jun. 30, 2026 USD ($) subsidiary shares	Dec. 31, 2025 USD ($)
$150 million revolving credit facility
Debt Instrument [Line Items]
U.S. dollar floating rate debt		$ 150.0
Approx. term	3 years
$35 million term loan facility
Debt Instrument [Line Items]
U.S. dollar floating rate debt		$ 35.0
No. of subsidiaries | subsidiary		1
Approx. term		7 years
Long-term debt		$ 25.7	$ 26.8
$107.3 million term loan facility
Debt Instrument [Line Items]
U.S. dollar floating rate debt		$ 107.3
No. of subsidiaries | subsidiary		3
Approx. term		5 years
Long-term debt		$ 80.0	83.1
$100 million term loan facility
Debt Instrument [Line Items]
U.S. dollar floating rate debt		$ 100.0
No. of subsidiaries | subsidiary		4
Approx. term		5 years
Long-term debt		$ 57.0	62.1
$144.6 million term loan facility
Debt Instrument [Line Items]
U.S. dollar floating rate debt		$ 144.6
No. of subsidiaries | subsidiary		4
Approx. term		6 years
Long-term debt		$ 68.5	93.9
$60 million loan facility
Debt Instrument [Line Items]
U.S. dollar floating rate debt		$ 60.0
No. of subsidiaries | subsidiary		1
Long-term debt		$ 0.0	0.0
$79.8 million term loan facility
Debt Instrument [Line Items]
U.S. dollar floating rate debt		$ 79.8
No. of subsidiaries | subsidiary		2
Approx. term		5 years
Long-term debt		$ 72.3	74.5
$163.8 million term loan facility
Debt Instrument [Line Items]
U.S. dollar floating rate debt		$ 163.8
No. of subsidiaries | subsidiary		3
Approx. term		5 years
Long-term debt		$ 150.2	154.2
$150 million term loan facility
Debt Instrument [Line Items]
U.S. dollar floating rate debt		$ 150.0
No. of subsidiaries | subsidiary		3
Approx. term		6 years
Long-term debt		$ 116.3	125.9
$226 million term loan facility
Debt Instrument [Line Items]
U.S. dollar floating rate debt		$ 226.0
No. of subsidiaries | subsidiary		7
Approx. term		5 years
Long-term debt		$ 170.9	186.5
$235 million term loan facility
Debt Instrument [Line Items]
U.S. dollar floating rate debt		$ 235.0
No. of subsidiaries | subsidiary		4
Approx. term		5 years
Long-term debt		$ 188.2	203.2
$81.6 million term loan facility
Debt Instrument [Line Items]
U.S. dollar floating rate debt		$ 81.6
No. of subsidiaries | subsidiary		2
Approx. term		2 years
Long-term debt		$ 75.3	75.3
$150 million revolving credit facility
Debt Instrument [Line Items]
No. of subsidiaries | subsidiary		1
Approx. term		3 years
Long-term debt		$ 150.0	0.0
$100 million revolving credit facility
Debt Instrument [Line Items]
U.S. dollar floating rate debt		$ 100.0
No. of subsidiaries | subsidiary		1
Approx. term		2 years
Long-term debt		$ 0.0	0.0
U.S. Dollar Floating Rate
Debt Instrument [Line Items]
Long-term debt		1,154.4	$ 1,085.5
60 Million Reverse Stock Loan Facility
Debt Instrument [Line Items]
U.S. dollar floating rate debt		$ 60.0
Own-share lending arrangement, shares, outstanding | shares		11.8